Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Depreciation Methods and Rates of Plant and Equipment

Plant and equipment, including major components, are depreciated using the following depreciation methods and rates for the years ended December 31, 2018 and 2017:

Computer equipment	30% straight line method
Leasehold improvements	20% straight line method
Office furniture and equipment	10% straight line method
Vehicles	25% straight line method or straight line method over expected life
Mine equipment and buildings	UOP method or straight line method over expected life (2 - 7 years)
Plant and equipment	UOP method